Note 7 - Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	June 30,	December 31,
	2025	2024
Loan from lessor	$826	$815
EIB Loan	8,389	7,352
Total Borrowings	9,215	8,167
Less: Borrowings, current portion	(184)	(159)
Total Borrowings, non-current portion	$9,031	$8,008